UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-3557
                                               ---------------

                           UMB Scout Stock Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (816) 860-7512
                                                          --------------

                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
                                           ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS

UMB Scout Stock Fund, Inc.
Schedule of Investments
September 30, 2004 (Unaudited)

UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
SHARES                                                                VALUE

COMMON STOCKS - 91.7%
CONSUMER DISCRETIONARY - 9.8%
        62,000 Brinker International, Inc.*                          $1,931,300
        33,800 Knight-Ridder, Inc.                                    2,212,210
        59,000 Staples, Inc.                                          1,759,380
       127,800 TJX Companies, Inc.                                    2,816,712
        71,300 Target Corp.                                           3,226,325
                                                                ----------------
                                                                     11,945,927
                                                                ----------------

CONSUMER STAPLES - 7.3%
        39,800 Anheuser-Busch Companies, Inc.                         1,988,010
        34,900 Kimberly-Clark Corp.                                   2,254,191
        38,400 PepsiCo, Inc.                                          1,868,160
        51,100 Procter & Gamble Co.                                   2,765,532
                                                                ----------------
                                                                      8,875,893
                                                                ----------------

ENERGY - 9.5%
        49,200 Apache Corp.                                           2,465,412
        51,600 Kerr-McGee Corp.                                       2,954,100
        49,700 Noble Corp.*                                           2,234,015
        39,300 Occidental Petroleum Corp.                             2,198,049
        38,800 Shell Transport & Trading Co. PLC                      1,726,988
                                                                ----------------
                                                                     11,578,564
                                                                ----------------

FINANCE - 16.6%
        43,300 American Express Co.                                   2,228,218
        45,200 American International Group, Inc.                     3,073,148
        64,900 Arthur J. Gallagher & Co.                              2,150,137
        45,200 Banknorth Group, Inc.                                  1,582,000
        49,200 Lincoln National Corp.                                 2,312,400
        55,600 Merrill Lynch & Co., Inc.                              2,764,432
        52,600 State Street Corp.                                     2,246,546
        76,200 U.S. Bancorp                                           2,202,180
        29,500 Wells Fargo & Co.                                      1,759,085
                                                                ----------------
                                                                     20,318,146
                                                                ----------------

HEALTH CARE - 10.6%
        27,100 Cadinal Health, Inc.                                   1,186,167
        40,300 Genentech, Inc.*                                       2,112,526
        32,300 Johnson & Johnson                                      1,819,459
        31,500 Medtronic, Inc.                                        1,634,850
       118,650 Mylan Laboratories, Inc.                               2,135,700
        56,500 Pfizer, Inc.                                           1,728,900
        32,500 UnitedHealth Group, Inc.                               2,396,550
                                                                ----------------
                                                                     13,014,152
                                                                ----------------

INDUSTRIALS - 12.5%
        29,500 3M Co.                                                $2,359,115
        62,900 DeVry, Inc.*                                           1,302,659
        37,900 Emerson Electric Co.                                   2,345,631
        32,500 Fastenal Co.                                           1,872,000
        30,500 FedEx Corp.                                            2,613,545
        17,200 General Dynamics Corp.                                 1,756,120
        18,200 Illinois Tool Works, Inc.                              1,695,694
        98,300 Southwest Airlines Co.                                 1,338,846
                                                                ----------------
                                                                     15,283,610
                                                                ----------------

INFORMATION TECHNOLOGY - 16.5%
        62,900 Altera Corp.*                                          1,230,953
       122,400 Cisco Systems, Inc.*                                   2,215,440
        34,400 DST Systems, Inc.*                                     1,529,768
        50,600 Dell, Inc.*                                            1,801,360
        37,400 First Data Corp.                                       1,626,900
        91,000 Flextronics International Ltd.*                        1,205,750
        46,700 Garmin Ltd.                                            2,019,775
        73,800 Intel Corp.                                            1,480,428
        32,500 Maxim Integrated Products, Inc.                        1,374,425
        57,000 Molex, Inc.                                            1,699,740
        93,900 Oracle Corp.*                                          1,059,192
        73,800 QUALCOMM, Inc.                                         2,881,152
                                                                ----------------
                                                                     20,124,883
                                                                ----------------

MATERIALS - 5.3%
       126,900 Engelhard Corp.                                        3,597,615
        44,300 Weyerhaeuser Co.                                       2,945,064
                                                                ----------------
                                                                      6,542,679
                                                                ----------------

TELECOMMUNICATION SERVICES - 1.7%
        78,200 SBC Communications, Inc.                               2,029,290
                                                                ----------------

UTILITIES - 1.9%
        37,900 Entergy Corp.                                          2,297,119
                                                                ----------------


TOTAL COMMON STOCKS (COST $98,122,888) - 91.7%                      112,010,263

U.S. GOVERNMENT AGENCIES (COST $10,047,000) - 8.2%
                 Federal Home Loan Bank
   $10,047,000   1.65%, 10/01/04                                     10,047,000
                                                                ----------------

TOTAL INVESTMENTS (COST $108,169,888) - 99.9%                       122,057,263

Other assets less liabilities - 0.1%                                    112,910
                                                                ----------------

TOTAL NET ASSETS - 100.0%
(equivalent to $14.55 per share;
20,000,000 shares of $1.00 par value
capital shares authorized;
8,397,821 shares outstanding)                                      $122,170,173
                                                                ================

ADR - American Depositary Receipt
*Non-income producing security

See accompanying Notes to Financial Statements.

UMB SCOUT STOCK SELECT FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
SHARES                                                                VALUE

COMMON STOCKS - 91.8%
CONSUMER DISCRETIONARY - 9.9%
        12,600 Brinker International, Inc.*                            $392,490
         7,475 Knight-Ridder, Inc.                                      489,239
        12,000 Staples, Inc.                                            357,840
        14,500 Target Corp.                                             656,125
        26,000 TJX Companies, Inc.                                      573,040
                                                                  --------------
                                                                      2,468,734
                                                                  --------------

CONSUMER STAPLES - 7.2%
         8,100 Anheuser-Busch Companies, Inc.                           404,595
         7,100 Kimberly-Clark Corp.                                     458,589
         7,800 PepsiCo, Inc.                                            379,470
        10,400 Procter & Gamble Co.                                     562,848
                                                                  --------------
                                                                      1,805,502
                                                                  --------------

ENERGY - 9.5%
        10,000 Apache Corp.                                             501,100
        10,500 Kerr-McGee Corp.                                         601,125
        10,100 Noble Corp.*                                             453,995
         8,000 Occidental Petroleum Corp.                               447,440
         7,900 Shell Transport & Trading Co. PLC                        351,629
                                                                  --------------
                                                                      2,355,289
                                                                  --------------

FINANCE - 16.7%
         8,800 American Express Co.                                     452,848
         9,200 American International Group, Inc.                       625,508
        13,200 Arthur J. Gallagher & Co.                                437,316
        10,000 Banknorth Group, Inc.                                    350,000
        10,000 Lincoln National Corp.                                   470,000
        11,300 Merrill Lynch & Co., Inc.                                561,836
        10,700 State Street Corp.                                       456,997
        15,500 U.S. Bancorp                                             447,950
         6,000 Wells Fargo & Co.                                        357,780
                                                                  --------------
                                                                      4,160,235
                                                                  --------------

HEALTH CARE - 10.7%
         6,000 Cardinal Health, Inc.                                    262,620
         8,200 Genentech, Inc.*                                         429,844
         6,560 Johnson & Johnson                                        369,525
         6,400 Medtronic, Inc.                                          332,160
        24,125 Mylan Laboratories, Inc.                                 434,250
        11,500 Pfizer, Inc.                                             351,900
         6,600 UnitedHealth Group, Inc.                                 486,684
                                                                  --------------
                                                                      2,666,983
                                                                  --------------

INDUSTRIALS - 12.5%
         6,000 3M Co.                                                  $479,820
        12,800 DeVry, Inc.*                                             265,088
         7,700 Emerson Electric Co.                                     476,553
         6,600 Fastenal Co.                                             380,160
         6,200 FedEx Corp.                                              531,278
         3,500 General Dynamics Corp.                                   357,350
         3,700 Illinois Tool Works, Inc.                                344,729
        20,000 Southwest Airlines Co.                                   272,400
                                                                  --------------
                                                                      3,107,378
                                                                  --------------

INFORMATION TECHNOLOGY - 16.4%
        12,800 Altera Corp.*                                            250,496
        24,900 Cisco Systems, Inc.*                                     450,690
        10,300 Dell, Inc.*                                              366,680
         7,000 DST Systems, Inc.*                                       311,290
         7,600 First Data Corp.                                         330,600
        18,500 Flextronics International Ltd.*                          245,125
         9,500 Garmin Ltd.                                              410,875
        15,000 Intel Corp.                                              300,900
         6,600 Maxim Integrated Products, Inc.                          279,114
        11,600 Molex, Inc.                                              345,912
        19,100 Oracle Corp.*                                            215,448
        15,000 QUALCOMM, Inc.                                           585,600
                                                                  --------------
                                                                      4,092,730
                                                                  --------------

MATERIALS - 5.3%
        25,800 Engelhard Corp.                                          731,430
         9,000 Weyerhaeuser Co.                                         598,320
                                                                  --------------
                                                                      1,329,750
                                                                  --------------

TELECOMMUNICATION SERVICES - 1.7%
        15,900 SBC Communications, Inc.                                 412,605
                                                                  --------------

UTILITIES - 1.9%
         7,700 Entergy Corp.                                            466,697
                                                                  --------------

TOTAL COMMON STOCKS (COST $20,816,909) - 91.8%                       22,865,903
                                                                  --------------

U.S. GOVERNMENT AGENCIES (COST $2,003,000) - 8.1%
               Federal Home Loan Bank
    $2,003,000 1.65%, 10/01/04                                        2,003,000
                                                                  --------------

TOTAL INVESTMENTS (COST $22,819,909) - 99.9%                         24,868,903

Other assets less liabilities - 0.1%                                     32,266
                                                                  --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $8.13 per share;
10,000,000 shares of $1.00 par value
capital shares authorized;
3,064,225 shares outstanding)                                       $24,901,169
                                                                  ==============


ADR - American Depositary Receipt
*Non-income producing security

See accompanying Notes to Financial Statements.

ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive office and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Stock Fund, Inc.
--------------------------

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

/s/ Barbara J. Demmer
---------------------
Barbara J. Demmer
Principal Financial Officer
November 26, 2004